DANIEL J. WINNIKE	April 10, 2014	EMAIL DWINNIKE@FENWICK.COM Direct Dial (650) 335-7657

VIA EDGAR AND OVERNIGHT COURIER

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Attention:	Kevin Kuhar, Staff Accountant
Kaitlin Tillan, Assistant Chief Accountant
Joseph McCann, Staff Attorney
Mary Beth Breslin, Staff Attorney
Amanda Ravitz, Assistant Director

Re:	GoPro, Inc.
Confidential Draft No. 2 to Draft Registration Statement on Form S-1
Filed March 14, 2014
CIK No. 1500435

Ladies and Gentlemen:

On behalf of GoPro, Inc. (“Company” or “GoPro”), we are transmitting this letter in response to comments received from the staff (“Staff”) of the Securities and Exchange Commission (“Commission”) by letter dated March 28, 2014, with respect to Confidential Draft No. 2 of the Registration Statement on Form S-1 (CIK No. 1500435) that was confidentially submitted to the Commission on March 14, 2014 and referenced above (“Draft No. 2”). This letter is being submitted together with the Company’s Registration Statement on Form S-1 filed with the Commission on April 10, 2014 (the “Registration Statement”). The numbered paragraphs below correspond to the numbered comments in that letter; the Staff’s comments are presented in bold italics. In addition to addressing the comments raised by the Staff in its letter, the Company has updated certain other disclosures in the Registration Statement. For the convenience of the Staff, we are also sending, by overnight courier, four hard copies of the Registration Statement that are marked to show changes from Draft No. 2.

United States Securities and Exchange Commission

Division of Corporation Finance

April 10, 2014

Company Overview, page 1

1.	Clarify the text above the graphic on page 1 to briefly explain the basis for your claim that your devices are “the world’s most versatile.” Also revise so that the graphic reflects that your revenues are generated by the sales of your devices rather than through the “engaging content” to which you refer and which receives equal prominence as your devices in the graphic.

In response to the Staff’s comments, the Company has revised pages 1 and 83 of the Registration Statement.

2.	We note your response to prior comment 3; however, because you have not monetized or determined how to monetize the management and sharing of user content, we do not agree that it is appropriate to identify yourself prominently in the opening paragraph of the Summary as a “new media company.” In this regard, we do not agree that the term “establishing” adequately conveys that this aspect of the business does not generate revenues. To the extent that you continue to believe it is appropriate to identify yourself in the prospectus Summary as a “new media company,” please balance your disclosure by providing equal or more prominent disclosure concerning your reliance on camera sales, provide additional context to explain what a “new media company” is, and clarify the current status of your efforts to develop this business.

In response to the Staff’s comment, the Company has revised pages 1 and 83 of the Registration Statement.

Our Business Focus, page 2

3.	We note your disclosure added to page 3 and 85 in response to prior comment 3 that you plan to pursue new revenue opportunities from the distribution of GoPro content in the near term. Please expand your disclosure to discuss the specific steps that you plan on taking and the time frame in which you plan to do so.

In response to the Staff’s comment, the Company has revised pages 3 and 85 of the Registration Statement.

4.	We note your response to prior comment 4 and refer to the information that you have provided to us in the “Accessories Tab.” Please balance your page 2 disclosure that you were the #2 selling camera accessory company in 2013 (as measured by unit sales) to reflect also: (i) your ranking based on dollar sales and (2) your percentage of the accessory market (dollars).

United States Securities and Exchange Commission

Division of Corporation Finance

April 10, 2014

In response to the Staff’s comment, the Company has revised the disclosures on pages 2 and 84 of the Registration Statement.

5.	We note your response to prior comment 11. In light of the disclosure added on page 42 that you are relying on the calculations of the various social media platforms you cite to provide the metrics included in your filing and that you are unable to independently verify these metrics, and given that you do not currently generate revenues from these platforms, please explain why you believe it is appropriate to highlight these metrics in your document at this time or revise.

The Company advises the Staff that it believes the social media metrics disclosed in the Registration Statement are commonly used by consumer-facing businesses and generally understood by investors as important measures of the popularity, reach and public perception of a brand and/or product. The Company further submits that while it is unable to independently verify these third party metrics, the Company believes these statistics to be good-faith metrics tracked and presented by the companies operating these social media platforms, and believes that the Company’s inability to verify such metrics does not detract from their usefulness in this context. The Company believes that consumers’ widespread use of social media platforms, GoPro’s popularity on those platforms and the ability for users and fans of GoPro products to easily share compelling content through social media platforms drive interest and, ultimately, additional purchases of GoPro products. The Company believes this virtuous cycle is a fundamental driver of the Company’s growth: as more consumers view GoPro content, those viewers become more inclined to purchase GoPro products, new purchasers create and share their own GoPro content, and more content is able to reach and influence more potential new customers. Therefore, the Company advises the Staff that it believes social media metrics that demonstrate the popularity, reach and public perception of GoPro content and products are appropriate and relevant to an investor’s assessment of the Company’s business.

Summary consolidated financial data, page 12

6.	Since pro forma information should only be shown for the latest fiscal year and interim period, please remove the pro forma and supplemental pro forma information for 2012 here and on pages 51 and F-4.

In response to the Staff’s comment, the Company advises the Staff that it has revised pages 13, 52 and F-4 to remove the pro forma and supplemental pro forma information for 2012.

Key business metrics, page 55

7.	In response to prior comment 15, we note your disclosure that a packaged camera unit includes selected accessories. With a view toward disclosure, and to help clarify that statement, please tell us what selected accessories you consider as a unit shipped.

United States Securities and Exchange Commission

Division of Corporation Finance

April 10, 2014

The Company advises the Staff that all of the Company’s camera models are currently shipped with a waterproof housing, a rechargeable battery, a quick release buckle, a curved and adhesive mount and a USB cable. The higher end or activity-specific HERO3+ models are bundled with additional or alternate accessories. For example, in addition to the accessories mentioned above, the HERO3+ Black Edition camera is bundled with a Wi-Fi remote, a Wi-Fi remote charging cable, a higher capacity Li-ion battery, a vertical quick release buckle and a three-way pivot arm and the HERO3+ Black Edition/Surf camera is packaged with a surfboard mount and camera tethers. The Company views a camera, regardless of the accessories that are bundled with that camera, to be a single “unit shipped.” The Company does not consider standalone accessories or accessory bundles and kits that are shipped without a camera to be a “unit shipped.” In response to the Staff’s comment, the Company has revised the description of the “units shipped” metric on page 55.

2013 compared to 2012, page 60

8.	We note the revisions made in response to prior comment 14 to separately describe the impact of accessory sales on revenues. Please tell us whether you are able to quantify the increase on revenues from accessory sales, such as providing information on units shipped.

The Company advises the Staff that as further discussed in the response to comment 13 below, it is not practicable to quantify revenue by product category. The Company believes that unit shipment information for accessories is not meaningful for understanding its periodic operating results, due to the numerous permutations in which an accessory can be shipped (standalone, or as part of a bundle or kit with or without a camera). When accessories are bundled with a camera unit shipped, revenue contributed by a specific accessory in the bundle cannot be ascertained on a stand-alone basis. The Company offers a broad range of accessories at suggested retail prices ranging from $7.99 to $79.99, and the mix of accessories sold may vary significantly from period to period. Based on these factors, the Company has concluded that a discussion of accessory related metrics in Management’s Discussion and Analysis of Financial Condition and Results of Operations would not be meaningful.

9.	We note your response to prior comment 16 and your revised disclosures concerning results for the 2013 year compared to 2012 and results for the 2012 year compared to 2011; however, your revised disclosures comparing these periods do not separately quantify the impact of each factor you cite. To the extent practicable, please revise to quantify the impact of each factor cited, or advise.

In response to the Staff’s comment, the Company has revised the disclosure on page 61, to include the quantification of each factor cited.

Common stock valuations, page 76

10.	Please note that our prior comment 17 requested the company to provide the information to the Staff when it is available. We were not requesting disclosure.

The Company acknowledges the Staff’s comment and will provide the information to the Staff when the information is available.

United States Securities and Exchange Commission

Division of Corporation Finance

April 10, 2014

Consolidated financial statements, page F-1

Note 3. Summary of significant accounting policies, page F-9

Revenue recognition, page F-11

11.	As we note from page F-12 that deferred revenue related to PCS is $3.8 million and $6.4 million as of December 31, 2012 and 2013, please quantify for us the other components of deferred revenue. We note from page F-3 that total deferred revenue is $7.4 million and $7.8 million as of those dates. Also explain the significant reasons for the decrease in the other deferred revenue between 2012 and 2013 of $2.2 million.

The Company advises the Staff that the other components of deferred revenue, which made up $3.6 million and $1.4 million as of December 31, 2012 and 2013, respectively, related entirely to the deferral of sales made to customers who purchased products from its website, for which the revenue recognition criteria for delivery had not been met during the reporting period. The Company supplementally advises the Staff that the decrease in deferred website sales between 2012 and 2013 was primarily due to lower daily web sales in the last four days of 2013 compared to 2012.

Note 8. Net income per share attributable to common stockholders, page F-31

12.	Please provide us with the calculation supporting the adjustment to holders of preferred stock in 2013 of $2,281,000 in determining undistributed net income attributable to common stockholders – diluted.

The Company advises the Staff that the adjustment to holders of preferred stock in 2013 of $2,281,000 in determining undistributed net income attributable to common stockholders – diluted represents the increased allocation of undistributed earnings to common stockholders and corresponding reduction in the allocation to preferred stockholders, due to the inclusion of dilutive stock options to purchase 17,923,000 shares of common stock. In computing diluted net income attributable to common stockholders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities.

Specifically, preferred stockholders represented 30,523,000 shares out of 111,920,000 weighted total shares—basic, or 27.272%, and 30,523,000 shares out of 129,843,000 weighted total shares—diluted, or 23.507%. Weighted total shares – basic represents the aggregate of 81,018,000 shares of common stock, 379,000 shares of unvested early exercised options and restricted stock and 30,523,000 shares of preferred stock. The weighted total shares—diluted represents the sum of the weighted total shares- basic and 17,923,000 shares of potentially dilutive stock options. The $2,281,000 adjustment to holders of preferred stock is the difference between the basic allocation (27.272% of undistributed earnings of $60,578,000) of $16,521,000 and the diluted allocation (23.507% of undistributed earnings of $60,578,000) of $14,240,000.

United States Securities and Exchange Commission

Division of Corporation Finance

April 10, 2014

The calculation is presented in tabular format below (in thousands):

Basic	Weighted Average Shares Outstanding	% of shares	Undistributed Earnings Allocation -Basic
Common stock	81,018	72.388%	$43,851

Preferred stock	30,523	27.272%	$16,521

Unvested early exercised options and restricted stock	379	0.340%	$206

Total weighted average shares	111,920	100.000%

2013 Net Income			$60,578

Diluted	Weighted Average Shares Outstanding	% of shares	Undistributed Earnings Allocation - Diluted	Change in allocation of undistributed earnings
Common stock	81,018

Potentially dilutive securities – stock options	17,923

Potential common stock		76.199%	$46,160	$2,309

Preferred stock	30,523	23.507%	$14,240	$(2,281)

Unvested early exercised options and restricted stock	379	0.294%	$178	$(28)

Total weighted average shares	129,843	100.000%

2013 Net Income			$60,578	$0

Note 14. Concentrations of risk and segment information, page F-44

13.	In response to prior comment 34 you told us that you do not track net revenue by product category because it is impracticable. It appears from your response that you have gross sales information for both cameras and accessories but not net sales information for each category because you have not allocated sales incentives to each of these categories. Please tell us the nature of your sales incentives and explain further why it is not possible to allocate the amounts so that you may report total net sales by both cameras and accessories. Also revise the filing to disclose, consistent with your response, that providing the information is impracticable as required by FASB ASC 280-10-50-40.

The Company’s revenue is generated primarily through product sales. The Company offers its customers a variety of incentive programs and other discounts that are not specifically tracked by product category. These sales incentives consist primarily of cooperative advertising and marketing development fund programs, which are negotiated on a customer-by-customer basis and are accrued irrespective of which products are sold. In addition, the Company offers price protection discounts to certain customers, which are not tracked at the product category level. Furthermore, other revenue

United States Securities and Exchange Commission

Division of Corporation Finance

April 10, 2014

adjustments, such as estimated sales returns and revenue deferrals for implied PCS, are not tracked at the product category level. As a result, the Company does not track revenue by product category, and it is impracticable to do so. The Company advises the Staff that it has revised the disclosure in the “Concentrations of risk and segment information” footnote to explain that it is not practicable to disclose revenue by product category.

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In addition to addressing the comments raised by the Staff in its letter dated March 28, 2014, we are also enclosing the following supplemental materials to further address the Staff’s comment 1 in the letter dated March 5, 2014 (the “Initial Comment Letter”).

Testing-the-Waters Presentation. In response to comment 1 of the Initial Comment Letter, regarding written communications to potential investors in reliance on Section 5(d) of the Securities Act of 1933, as amended (the “Securities Act”), the Company is supplementally providing to the Staff its “testing-the-waters” presentation used in reliance on Section 5(d) of the Securities Act in meetings with potential investors that are qualified institutional buyers or institutional accredited investors on March 25, 2014 through March 27, 2014. The “testing-the-waters” presentation is included as Exhibit A to the copy of this letter that is being transmitted by overnight courier.

The Company also respectfully advises the Staff that the Company does not believe that this “testing-the-waters” presentation should be deemed written communications pursuant to Section 5(d) of the Securities Act or Rule 405 promulgated under the Securities Act because such materials were only used during the meetings and such investors were not permitted to retain such materials after the meetings ended.

Because of the commercially sensitive nature of the information contained herein, the Company requests pursuant to Rule 418(b) of the Securities Act that the Staff destroy or return to it the materials to which reference is made in this letter once the Staff has completed its review. The Company further requests that such information be treated confidentially, pursuant to Regulation 200.83 of the Commission (17 C.F.R. §200.83).

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United States Securities and Exchange Commission

Division of Corporation Finance

April 10, 2014

Should the Staff have additional questions or comments regarding the foregoing, please do not hesitate to contact the undersigned at (650) 335-7657.

Sincerely,

Daniel J. Winnike Fenwick & West LLP

cc:	Sharon Zezima, General Counsel
Jack Lazar, Chief Financial Officer GoPro, Inc.

Michael Esquivel, Esq.
Cindy Hess, Esq.
Fenwick & West LLP

Johan Furstenberg
PricewaterhouseCoopers LLP

Robert G. Day, Esq.
Allison B. Spinner, Esq.
Wilson Sonsini Goodrich & Rosati a Professional Corporation

Exhibit A